Loans (Troubled Debt Restructurings) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013 contract		Dec. 31, 2012 contract
Financing Receivable, Modifications [Line Items]
Number of Loans Modified	12		11
Rate Modification	$ 2,067	[1]	$ 1,068	[1]
Term Extension and/or Other Concessions	1,948		905
Total TDRs	4,015		1,973
Commercial And Industrial [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans Modified	8		3
Rate Modification	1,159	[1]	657	[1]
Term Extension and/or Other Concessions	1,812		782
Total TDRs	2,971		1,439
Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans Modified	3		7
Rate Modification	908	[1]	411	[1]
Term Extension and/or Other Concessions	17
Total TDRs	925		411
Residential Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans Modified	1		1
Term Extension and/or Other Concessions	119		123
Total TDRs	119		123
Consumer [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans Modified
Rate Modification				[1]
Term Extension and/or Other Concessions
Total TDRs

[1]	Restructured loans that had a modification of the loan's contractual interest rate may also have had an extension of the loan's contractual maturity date.